Income Taxes, Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards, Components [Abstract]
Valuation allowance	$ 10,200,000
Unrecognized tax benefits	134,595	$ 134,595	$ 134,595
Income tax penalties and interest	0	0
Greece [Member]
Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	$ 4,200,000
Operating loss carryforwards, expiration year	Dec. 31, 2026
Denmark [Member]
Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	$ 8,300,000
Germany [Member]
Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	14,600,000
U.S. Federal [Member]
Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	$ 28,200,000	4,000,000.0
Operating loss carryforwards, expiration year	Dec. 31, 2033
State [Member]
Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	$ 27,200,000	$ 2,200,000
Operating loss carryforwards, expiration year	Dec. 31, 2033